Operating Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of September 30, 2013, Atlas has the following cash obligations related to its operating leases (all amounts in '000s):

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$280	$1,019	$1,029	$770	$281	$3,379

As of December 31, 2012, Atlas has the following cash obligations related to its lease of its headquarters building.
Lease Commitments Related to Headquarters Building (in '000s)

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$653	$673	$693	$714	$281	$3,014